Convertible Promissory Notes and Derivative Liability	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Promissory Notes and Derivative Liability
13. Convertible Promissory Notes and Derivative Liability
In November 2020, and December 2020, Old Hippo issued convertible promissory notes totaling $377.5 million that mature in November 2023, and December 2023. In February 2021, Old Hippo issued an additional convertible promissory note of $7.0 million that mature in February 2024 for management services provided. The convertible promissory notes bore interest at 2.5% compounded semi-annually. If a conversion event had not occurred, the annual interest rate would have automatically increased by 2.5% up to 7.5% after certain periods specified in the Purchase Agreement. After 15 months from issuance, if a conversion event had not occurred, interest would accrue at 5% per annum, compounding semi-annually, unless the Company filed an S-1 or signed a letter of intent or definitive agreements with respect to a qualified private round or public issuer merger, in which case the interest rate would have increased to 5% to apply after 21 months from issuance, provided a conversion on event had not occurred. With a prior written consent from the investor, the Company had the ability to repay the convertible promissory notes and interest, in whole or in part, any time in cash before the maturity date without a prepayment penalty. The convertible promissory notes contained an embedded derivative.
The fair value of the embedded derivatives upon issuance of the notes was $110.0 million. Interest expense was accreted on the convertible promissory notes between issuance and maturity dates with the expectation that principal and interest are likely to be settled in shares of common stock of the Company at a variable conversion price calculated at 90% of the price of the common stock of the Company. For additional information on derivative liability, refer to Note 5, Fair Value Measurement of these consolidated financial statements.
In connection with the Closing of the Business Combination on August 2, 2021, the convertible promissory notes converted into 43,449,312 shares of the Company common stock.
The carrying value of the convertible promissory notes at the conversion date was $304.0 million, net of $86.9 million of the deferred discount and issuance costs, and the carrying value of the derivative liability of $177.5 million after the final fair value adjustment on the conversion date were recorded to equity. A gain of $47.0 million was recognized upon the extinguishment of the debt and related derivative liability as the carrying amounts exceeded the value of the shares issued.